Annual Total Returns - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (SERVICE) [BarChart] - Service - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	20.60%
Annual Return 2011	(5.58%)
Annual Return 2012	10.93%
Annual Return 2013	23.79%
Annual Return 2014	0.81%
Annual Return 2015	1.18%
Annual Return 2016	10.00%
Annual Return 2017	23.03%
Annual Return 2018	(2.81%)
Annual Return 2019	33.34%